Acquisitions - Assets Acquired and Liabilities Assumed Recognized (Details) - USD ($)		12 Months Ended
	Mar. 17, 2016	Dec. 31, 2016	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed:
Identifiable intangible assets		$ 814,100,000
Goodwill		3,270,952,000	$ 1,545,424,000
TransFirst
Consideration
Cash		2,351,400,000
Fair value of total consideration transferred	$ 2,350,000,000	2,351,400,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		5,907,000
Accounts receivable, net		62,313,000
Property equipment and software		12,726,000
Identifiable intangible assets		814,131,000
Deferred tax asset		2,244,000
Other assets		7,509,000
Deferred tax liability		(224,654,000)
Other liabilities		(56,864,000)
Total identifiable net assets		623,312,000
Goodwill		1,728,088,000
Total identifiable assets acquired and liabilities assumed		2,351,400,000
Increase in business acquisition, cost of acquired entity, purchase price		55,000
Increase in identifiable intangible assets		2,000,000
Increase in liabilities		363,700
Increase in deferred tax liability		18,000,000
Increase in goodwill		$ 20,400,000